Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Total equity excluding non-controlling interests [member]	Called up share capital and share premium [member]	Other equity instruments [member]	Other reserves [member]	Retained earnings [member]	Non-controlling interests [member]
Beginning Balance, equity at Dec. 31, 2018	£ 47,711	£ 47,709	£ 2,348	£ 7,595	£ 3,361	£ 34,405	£ 2
Profit after tax in respect of continuing operations	2,780	2,780	0	660	0	2,120	0
Currency translation movements	(544)	(544)	0	0	(544)	0	0
Fair value through other comprehensive income reserve	159	159	0	0	159	0	0
Cash flow hedges	511	511	0	0	511	0	0
Pension remeasurement	(194)	(194)	0	0	0	(194)	0
Own credit reserve	(252)	(252)	0	0	(252)	0	0
Other	16	16	0	0	0	16	0
Total comprehensive income/(loss) for the year	2,476	2,476	0	660	(126)	1,942	0
Issue and exchange of other equity instruments	322	322	0	728	0	(406)	0
Other equity instruments coupons paid	(660)	(660)	0	(660)	0	0	0
Equity settled share schemes	392	392	0	0	0	392	0
Vesting of Barclays PLC shares under share-based payment schemes	(349)	(349)	0	0	0	(349)	0
Dividends paid on ordinary shares	(233)	(233)	0	0	0	(233)	0
Dividends paid on preference shares and other shareholders equity	(41)	(41)	0	0	0	(41)	0
Capital contribution from Barclays Plc	995	995	0	0	0	995	0
Other reserve movements	2	4	0	0	0	4	(2)
Ending Balance, equity at Dec. 31, 2019	50,615	50,615	2,348	8,323	3,235	36,709	0
Profit after tax in respect of continuing operations	2,451	2,451	2,348	8,323	3,235	36,709	0
Currency translation movements	(647)	(647)	0	677	0	1,774	0
Fair value through other comprehensive income reserve	383	383	0	0	(647)	0	0
Cash flow hedges	793	793	0	0	383	0	0
Pension remeasurement	(108)	(108)	0	0	793	0	0
Own credit reserve	(581)	(581)	0	0	0	(108)	0
Other	3	3	0	0	(581)	0	0
Total comprehensive income/(loss) for the year	2,294	2,294	0	0	0	3	0
Issue and exchange of other equity instruments	245	245	0	677	(52)	1,669	0
Other equity instruments coupons paid	(677)	(677)	0	(677)	0	0	0
Equity settled share schemes	349	349	0	0	0	349	0
Vesting of Barclays PLC shares under share-based payment schemes	(300)	(300)	0	0	0	(300)	0
Dividends paid on ordinary shares	(263)	(263)	0	0	0	(263)	0
Dividends paid on preference shares and other shareholders equity	(42)	(42)	0	0	0	(42)	0
Capital contribution from Barclays Plc	1,500	1,500	0	0	0	1,500	0
Other reserve movements	(11)	(11)	0	0	0	(11)	0
Ending Balance, equity at Dec. 31, 2020	£ 53,710	£ 53,710	£ 2,348	£ 8,621	£ 3,183	£ 39,558	£ 0